RELATED PARTY TRANSACTIONS	6 Months Ended
Jun. 30, 2022
Related party transactions [abstract]
RELATED PARTY TRANSACTIONS	RELATED PARTY TRANSACTIONS
All significant shareholders and other companies controlled or significantly influenced by the shareholders, and all members of the key management personnel of the Group are considered by the board of directors of the Company to be related parties.
Directors’ and key management emoluments
Key management personnel are those persons having authority and responsibility for planning, directing and controlling the activities of the Group, including Directors. Compensation paid or payable to key management was comprised of the following:

	Three Months Ended June 30,		Six Months Ended June 30,
	2022	2021	2022	2021
Salaries and remuneration to key management and executive directors	1,053	1,036	2,403	2,015
Non-executive directors’ fees	129	122	255	183
	1,182	1,158	2,658	2,198
The emoluments paid to the Directors during the three months ended June 30, 2022 and 2021 amounted to $547 and $166, respectively.
The emoluments paid to the Directors during the six months ended June 30, 2022 and 2021 amounted to $1,117 and $332, respectively.
The following transactions were carried out with related parties:

	Three Months Ended June 30,		Six Months Ended June 30,
	2022	2021	2022	2021
Expenses
Remuneration paid as consultancy fees	443	756	1,005	1,012
Share-based payments	470	74	971	722
Salaries and wages	269	369	681	458
Other expenses	4	4	8	8
	1,186	1,203	2,665	2,200
At June 30, 2022 and December 31, 2021, the balance outstanding to related parties was $305 and $584, respectively.
At June 30, 2022 and December 31, 2021, the following options and warrants were held by related parties:

	As At June 30,	As At December 31,
	2022	2021
Key management and executive directors	4,662,930	6,216,514